Income Taxes - Reconciliation of income taxes at the statutory rate to the provision for income taxes (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings before income taxes ("EBT")	$ 417	$ (22)	$ 529	$ 497	$ 256
Income taxes at statutory rate	88	(5)	111	104	54
Effect of permanent items	19	(3)	(4)	(2)	(7)
Provision for income taxes as shown in the statement of earnings	$ 107	$ (8)	$ 107	$ 102	$ 47
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate as a percentage of EBT	21.00%	23.00%	21.00%	21.00%	21.00%
Effect of permanent items as a percentage of EBT	5.00%	(13.00%)	(1.00%)	0.00%	(3.00%)
Provision for income taxes as shown in the Statement of Earnings as a percentage of EBT	26.00%	(36.00%)	20.00%	21.00%	18.00%